FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of interest rate swaps
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2026 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	April 2020	April 2027	0.5970%
250,000

Schedule of carrying amounts and fair values of financial instruments
The carrying values and fair values of the financial assets and liabilities as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	6,267	6,267	9,025	9,025
Marketable securities	883	883	2,067	2,067
Financial assets not measured at fair value
Cash and cash equivalents	321,424	321,424	251,347	251,347
Trade and other receivables	187,589	187,589	133,997	133,997
Related party receivables	13,447	13,447	13,091	13,091
Financial liabilities not measured at fair value
Trade and other payables	180,459	180,459	143,122	143,122
Floating rate debt	2,434,842	2,480,049	3,067,745	3,119,596
Related party payables	41,615	41,615	31,064	31,064
The table below shows the levels in the fair value hierarchy of financial assets and financial liabilities as of June 30, 2026 and December 31, 2025, excluding those whose fair values approximate their respective carrying values due to their short-term nature.

(in thousands of $)	June 30, 2026 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	6,267	—	6,267
Marketable securities	883	883	—
Financial liabilities not measured at fair value
Floating rate debt	2,480,049	—	2,480,049

(in thousands of $)	December 31, 2025 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	9,025	—	9,025
Marketable securities	2,067	2,067	—
Financial liabilities not measured at fair value
Floating rate debt	3,119,596	—	3,119,596

Disclosure of detailed information about valuation techniques
The following tables show the valuation techniques used in measuring Level 1 and Level 2 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.

Schedule of maturity of financial liabilities
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at June 30, 2026
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	2,434,842	2,460,423	246,285	748,007	953,891	512,240
Interest on floating rate debt	—	474,709	122,599	191,016	123,922	37,172
Trade and other payables	180,459	180,459	180,459	—	—	—